Summary of Significant Accounting Policies (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$ (214,952,812)	$ 5,117,769	$ (60,077,935)
Denominator:
Denominator for basic loss per share - Weighted-average Ordinary Shares outstanding during the year (in shares)	63,103,781	62,116,749	60,781,915
Effect of dilutive securities:
- Weighted-average director shares issued/ issuable (in shares)	0	400	0
- Oriental VIP Room earn out shares (in shares)	0	39,315	0
- Bao Li Gaming earn out shares (in shares)	0	136,370	0
Denominator for diluted loss per share	63,103,781	62,292,834	60,781,915
Basic (loss) earnings per share (in dollars per share)	$ (3.41)	$ 0.08	$ (0.99)
Diluted (loss) earnings per share (in dollars per share)	$ (3.41)	$ 0.08	$ (0.99)